SWK Holdings Corporation and Summary of Significant Accounting Policies (Details Narrative 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		27 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Life Science Sector [Member]	Dec. 31, 2013 Computer Equipment Software Furnitures And Fixtures [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Sep. 30, 2012 Sales [Member] Customer	Sep. 30, 2013 Sales [Member] Customer	Sep. 30, 2012 Sales [Member] Customer	Sep. 30, 2013 Accounts Receivable [Member] Customer	Dec. 31, 2012 Accounts Receivable [Member] Customer	Dec. 31, 2013 Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Accounts Receivable [Member]
Payments to Acquire Businesses, Gross (in Dollars)		$ 150
Allocated Share-based Compensation Expense (in Dollars)									150
Payments to Acquire Finance Receivables (in Dollars)					29,630	6,500	57,500
Number of Operating Segments			1		1
Allowance for Doubtful Accounts Receivable (in Dollars)					$ 0	$ 0
Number of Major Customers										3	3	3	3	2	3	2	3	2
Concentration Risk, Percentage										100.00%	85.00%	100.00%	100.00%		78.00%	89.00%	70.00%	97.00%
Property, Plant and Equipment, Useful Life								3 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,205,000	3,480,630	4,205,000	3,480,630	4,205,000	3,327,500